CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital Stock	Paid-in Capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Other	Legal Reserve	Others Reserves	Retained Earnings	Total Shareholders’ Equity Attributable to parent company´s owners	Total Shareholders’ Equity Attributable to Non-Controlling Interests
Equity, Beginning balance at Dec. 31, 2021	$ 4,021,904,615	$ 1,474,692	$ 17,281,187	$ 1,582,407,426	$ 8,197,734	$ 127,978	$ 25,848,204	$ 3,152,007,454	$ (765,440,127)	$ 4,021,904,548	$ 67
Reserve creation	0						20,989,178	182,560,785	(203,549,963)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(216,233,594)								(216,233,594)	(216,233,594)
Other reserves	41							41		41
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	329,383,717								329,383,656	329,383,656	61
Other Comprehensive Income for the Year	(6,513,646)				(7,658,510)	1,144,864				(6,513,646)
Equity, Ending balance at Dec. 31, 2022	4,128,541,133	1,474,692	17,281,187	1,582,407,426	539,224	1,272,842	46,837,382	3,334,568,280	(855,840,028)	4,128,541,005	128
Reserve creation	0						17,448,399	275,812,729	(293,261,128)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(473,508,318)							(417,801,355)	(55,706,835)	(473,508,190)	(128)
Other reserves	9							9		9
Business combination	198,698										198,698
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	734,232,809								734,238,287	734,238,287	(5,478)
Other Comprehensive Income for the Year	3,359,376				1,462,341	1,897,035				3,359,376
Equity, Ending balance at Dec. 31, 2023	4,392,823,707	1,474,692	17,281,187	1,582,407,426	2,001,565	3,169,877	64,285,781	3,192,579,663	(470,569,704)	4,392,630,487	193,220
Reserve creation	0						36,610,846	602,251,251	(638,862,097)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(648,652,237)							(555,297,250)	(93,354,818)	(648,652,068)	(169)
Issue of equity	680,220,201	113,822	680,106,379							680,220,201
Business combination	101,505										101,505
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	1,624,609,562								1,624,744,805	1,624,744,805	(135,243)
Other Comprehensive Income for the Year	14,641,342				14,472,639	169,535				14,642,174	(832)
Equity, Ending balance at Dec. 31, 2024	$ 6,063,744,080	$ 1,588,514	$ 697,387,566	$ 1,582,407,426	$ 16,474,204	$ 3,339,412	$ 100,896,627	$ 3,239,533,664	$ 421,958,186	$ 6,063,585,599	$ 158,481